IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of impairment of assets [Abstract]
IMPAIRMENT OF ASSETS
IMPAIRMENT OF ASSETS
CGU Determination and Indicators of Impairment
In updating its determination of CGUs and applying any related indicators of impairment, the Company took into consideration the manufacturing facility closures and other related activities that have taken place over the course of the year; the expected costs, timeline, and future benefits expected from its major capital expenditure projects; the impact of acquisitions; as well as changes in the interdependencies of cash flows among the Company’s manufacturing sites. As a result of this analysis, the Company’s CGUs consist of the following:

•	The tapes and films CGU (the "T&F CGU") includes the Company’s tape and film manufacturing locations in the United States, Canada and India that it owned prior to 2018.

•
As discussed in Note 17, the Company acquired 100% of the equity value of Polyair in 2018. Polyair is a separate CGU at this time, but integration efforts continue to merge this CGU's cash flows into the network of the T&F CGU. Management monitors the goodwill balance of Polyair combined with the T&F CGU assets as it remains focused on achieving its strategic plan of developing significant acquisition synergies, and as a result of those synergies, having interdependencies of cash flows. Accordingly, the assets of Polyair are included in the tapes and film impairment test discussed further below (the “T&F Group”).

•
The engineered coated products (“ECP CGU") remains the Company’s ECP manufacturing facilities in the United States and Canada that it owned prior to 2018, as well as the newly-acquired Capstone facility discussed in Note 17. Capstone is part of the ECP CGU as it will support and expand the Company's operations in this area.

•
As discussed in Note 17, the Company acquired substantially all of the operating assets of Maiweave in 2018. Management monitors the goodwill balance of Maiweave combined with the ECP CGU assets as it remains focused on achieving its strategic plan of developing significant synergies, and as a result of those synergies, having interdependencies of cash flows. Accordingly, the assets of Maiweave are included in the ECP impairment test discussed below (the “ECP Group”).

•	The Company’s other CGU, Fibope, consists of the Company’s operating site in Portugal.
There were no indicators of impairment for any of the CGUs previously described. Due to the significant amount of recorded goodwill and indefinite-lived intangible assets associated with the T&F Group and the ECP Group, the Company conducted an impairment test as discussed further below. The test did not result in any impairment being recognized as of December 31, 2018 and 2017. Unrelated to the impairment tests performed at the CGU level, there were impairments of certain individual assets as disclosed in the impairments table below, which primarily relate to manufacturing facility closures, restructuring and other related charges.
The Company also considers indicators for the reversal of prior impairment charges recorded, which is based on the recent and projected results of CGUs and specific asset groups that were previously impaired. For the year ended December 31, 2018, this analysis did not result in any impairment reversals.
Impairment Testing
All of the Company’s carrying amounts of goodwill, intangible assets with indefinite useful lives and software not yet available for use as of December 31, 2018 relate to the T&F Group and the ECP Group. The Company performed the required annual impairment test for these asset groups in the fourth quarter of 2018. The impairment test for the asset groups was determined based on value in use. The key assumptions used in each discounted cash flow projection, management’s approach to determine the value assigned to each key assumption, and other information as required for the asset groups are outlined in the table below. Reasonably possible changes in the key assumptions below would not be expected to cause the carrying amount of the asset groups to exceed its recoverable amount, in which case an impairment would otherwise be recognized.
Revenue and other future assumptions used in these models were prepared in accordance with IAS 36 – Impairment of Assets and, as such, do not include the benefit from obtaining or the incremental costs to obtain growth initiatives or cost reduction programs that the Company may be planning but has not yet undertaken within its current asset base.
Details of the key assumptions used in impairment tests performed as of December 31, 2018 are outlined below:

	T&F Group	ECP Group
Carrying amount allocated to the asset group:
Goodwill	$101,769	$5,945
Intangible assets with indefinite useful lives	$13,841	$0
Results of test performed as of December 31, 2018:
Recoverable amount	$1,428,909	$188,736
Annual revenue growth rates (1)	13.0% in 2019, 2.5%-3.3% thereafter	32.8% in 2019, 7.6% in 2020, tapering down to 2.5% thereafter
Discount rate (2)	8.8%	11.6%
Cash flows beyond 2019 have been extrapolated using a steady growth rate of (3)	2.5%	2.5%
Income tax rate (4)	25.0%	27.0%

(1)
For both models, the annual revenue growth rate for 2019 is based on projections presented to management and the Board of Directors. The projected revenue growth rates for the period are consistent with the Company's recent history of sales volumes within the asset group, as well as the Company’s expectation that its sales will at least match gross domestic product growth.

For the T&F Group, the 2019 projections reflect a full year of benefit from owning Polyair. Beyond 2019, the projections assume that the Company’s revenue will grow consistent with United States gross domestic product average projections, and from anticipated synergies realized from Polyair cross-selling opportunities.

For the ECP Group, the 2019 projection reflects a full year of benefit from Capstone's operations as well as the acquisition of Maiweave. The Company expects additional ramping up of revenue from the group due to integration and capital expenditure efforts in 2020, and then tapering down to sustained growth levels consistent with United States gross domestic product.

(2)	The discount rate used is the estimated weighted average cost of capital for the asset group, using observable market rates and data based on a set of publicly traded industry peers.

(3)
Cash flows beyond 2019 have been primarily extrapolated using declining growth rates through 2028 and then a per annum growth rate which is at or below the projected long-term average growth rate for the asset group. Cash flows resulting from expected business combination synergies and new production capacity currently under construction are included discretely in the projection period through 2023 consistent with anticipated ramp-up periods for each project.

(4)	The income tax rate represents an estimated effective tax rate based on enacted or substantively enacted rates.
Sensitivity analysis performed as of December 31, 2018 using reasonably possible changes in key assumptions above are outlined below:

	T&F Group	ECP Group
Revenue growth rates	10.1% in 2019, 0% thereafter	30.5% in 2019, 3.6% in 2020, tapering down to 1% thereafter
Discount rate	11.0%	13.1%
Cash flows beyond 2019 have been extrapolated using a steady growth rate of	1.0%	1.0%
Income tax rate	35.0%	37.0%
There was no impairment indication resulting from changing the individual assumptions above.
Details of the key assumptions used in impairment tests performed as of December 31, 2017 are outlined below:

Carrying amount allocated to the asset group
Goodwill	$41,690
Intangible assets with indefinite useful lives	$7,964
Results of test performed as of December 31, 2017:
Recoverable amount	$971,752
Annual revenue growth rates (1)	10.2% in 2018, 2.5% thereafter
Discount rate (2)	10.6%
Cash flows beyond 2018 have been extrapolated using a steady growth rate of (3)	2.5%
Income tax rate (4)	23.0%

(1)
The annual revenue growth rate for 2018 is based on projections presented to management and the Board of Directors. This projection reflects a full year of benefit from owning Cantech, as well as the expected benefits from recently completed capital expenditure projects, such as the new Midland, North Carolina manufacturing facility. Beyond 2018, the projections assume that the Company’s revenue will grow consistent with United States gross domestic product projections. The revenue growth rates for the period are consistent with recent history of sales volumes within the asset group, as well as the Company’s expectations for its sales to at least match gross domestic product growth.

(2)	The discount rate used is the estimated weighted average cost of capital for the asset group, using observable market rates and data based on a set of publicly traded industry peers.

(3)	Cash flows beyond 2018 have been extrapolated using a per annum growth rate which is at or below the projected long-term average growth rate for the asset group.

(4)	The income tax rate represents an estimated effective tax rate based on enacted or substantively enacted rates.
Sensitivity analysis performed as of December 31, 2017 using reasonably possible changes in key assumptions above are outlined below:

Revenue growth rates	6.6% in 2018, 0% thereafter
Discount rate	12.0%
Cash flows beyond 2018 have been extrapolated using a steady growth rate of	1.0%
Income tax rate	39.0%
There was no impairment resulting from changing the individual assumptions above.
Impairments
Impairments recognized during the years ended December 31, 2018 and 2017 and reversals of impairments recognized during the year ended December 31, 2017 are presented in the table below. There were no reversals of impairments recognized during the year ended December 31, 2018.

	2018	2017
	Impairment recognized	Impairment recognized	Impairment reversed
	$	$	$
Classes of assets impaired
Manufacturing facility closures, restructuring and other related charges
Inventories	1,297	338	(175)
Parts and supplies	—	—	(12)
Property, plant and equipment
Land	370	—	—
Buildings	820	—	—
Manufacturing equipment	3,649	208	(1)
Construction in progress	—	82	—
	6,136	628	(188)
Cost of sales
Inventories	716	801	—
Property, plant and equipment
Manufacturing equipment	—	—	(2)
Furniture, office equipment and other	—	2	—
Construction in progress	84	192	—
	800	995	(2)
Total	6,936	1,623	(190)

The assets impaired during the year ended December 31, 2018 were primarily the result of the closure of the Johnson City, Tennessee manufacturing facility as discussed in Note 4. The assets impaired during the year ended December 31, 2017 were primarily the result of provisions for slow-moving and obsolete inventory and small-scale restructuring initiatives as discussed in Note 4.
The Company used its best estimate in assessing the likely outcome for each of the assets. The recoverable amount of the assets in all cases was fair value less costs to sell.